Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events [Abstract]
Subsequent events
25	Subsequent events
Subsequent to the year end and up to July 31, 2013, the Group has further paid RMB31,474 (US$5,068) for the refurbishment project of Guangzhou Nuoya and Zhejiang Lukou.